Material accounting estimates and assumptions (Policies)	12 Months Ended
Dec. 31, 2023
Disclosure of accounting judgements and estimates explanatory [Abstract]
Accounting policy for income tax
1) Income taxes
The Group has recognized current and deferred taxes based on best estimates of expected future income tax effect arising from the Group’s operations until the end of the current reporting period. However, actual tax payment may not be identical to the related assets/liabilities already recognized, and these differences may affect current taxes and deferred tax assets/liabilities at the time when income tax effects are finalized. Deferred tax assets relating to tax losses carried forward and deductible temporary differences are recognized only to the extent that it is probable that future taxable profit will be available against which the tax losses carried forward and the deductible temporary differences can be utilized. In this case the Group’s evaluation considers various factors such as estimated future taxable profit based on forecasted operating results, which are based on historical financial performance. The Group is reviewing the carrying amount of deferred tax assets every end of the reporting period and in the event that the possibility of earning future taxable income changes, the deferred tax assets are adjusted up to taxable income sufficient to use deductible temporary differences.

Valuation of financial instruments
2) Valuation of financial instruments
Financial assets at FVTPL and FVTOCI are recognized in the consolidated financial statements at fair value. All derivatives are measured at fair value. Valuation techniques are required in order to determine fair values of financial instruments where observable market prices do not exist. Financial instruments that are not actively traded and have low price transparency will have less objective fair value and require broad judgment in liquidity, concentration, uncertainty in market factors and assumption in price determination and other risks.
As described in ‘2. Basis of Preparation and Material Accounting Policies (9) 5) Fair value of financial instruments’, when valuation techniques are used to determine the fair value of a financial instrument, various general and internally developed techniques are used, and various types of assumptions and variables are incorporated during the process.

Impairment of financial instruments
3) Impairment of financial instruments
The accuracy of the provision for credit losses is determined by the estimation of the expected cash flows for each tenant for estimating the individually assessed loan-loss allowance, and the assumptions and variables in the model used for estimating the collectively assessed loan-loss allowance payment, guarantee and unused commitment.
The Group has estimated the allowance for credit losses based on reasonable and supportable information that was available without undue cost or effort at the reporting date about past events, current conditions and forecasts of future economic conditions.
Information on measuring expected credit loss is described in 4. Risk Management (1) 2) Measurement of expected credit loss.
The impact of changes of estimation on measuring expected credit loss during the current period is as follows (Unit: Korean Won in millions)
<Woori Bank>

		Impact of changes in estimates(*)
Expected credit loss allowances	Loans and other financial assets at amortized cost	323,597
	Guarantees and unused commitments	34,473
	Financial assets at FVTOCI	1,489
	Securities at amortized cost	592

Total		360,151

(*)	The effects of changes in probability of default and loss given default are 212,428 million Won and 147,723 million Won, respectively.
< Woori Financial Capital Co., Ltd >

		Impact of changes in estimates
Expected credit loss allowances	Loans and other financial assets at amortized cost	(19,885)
	Guarantees and unused commitments	—
	Financial assets at FVTOCI	—
	Securities at amortized cost	—

Total		(19,885)

<Woori Investment Bank Co., Ltd.>

		Impact of changes in estimates
Expected credit loss allowances	Loans and other financial assets at amortized cost	(16,467)
	Guarantees and unused commitments	153
	Financial assets at FVTOCI	—
	Securities at amortized cost	—

Total		(16,314)

<Woori Savings Bank>

		Impact of changes in estimates
Expected credit loss allowances	Loans and other financial assets at amortized cost	8,338
	Guarantees and unused commitments	—
	Financial assets at FVTOCI	—
	Securities at amortized cost	—

Total		8,338

<Woori Asset Trust>

		Impact of changes in estimates
Expected credit loss allowances	Loans and other financial assets at amortized cost	936
	Guarantees and unused commitments	—
	Financial assets at FVTOCI	—
	Securities at amortized cost	—

Total		936

Accounting policy for defined benefit plan
4) Defined benefit plan
The Group operates a defined benefit pension plan. Defined benefit obligation is calculated at every end of the reporting period by performing actuarial valuation, and estimation of assumptions such as discount rate, expected wage growth rate and mortality rate is required to perform such actuarial valuation. The defined benefit plan, due to its long-term nature, contains significant uncertainties in its estimates.

Impairment of goodwill	5) Impairment of goodwill The recoverable amount of a cash generating unit (CGU) is determined based on value-in-use calculations.